Goodwill and Intangible Assets, Net (Intangible Assets) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Schedule of Finite-lived and Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, accumulated amortization		$ (59,706,000)	$ (71,051,000)	$ (59,706,000)
Intangible assets, net (excluding goodwill)		566,148,000	551,779,000	566,148,000		548,182,000
Amortization of intangible assets			14,600,000	13,900,000	14,000,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization expense 2013			13,900,000
Amortization expense 2014			13,200,000
Amortization expense 2015			12,800,000
Amortization expense 2016			11,800,000
Amortization expense 2017			9,900,000
Royalty termination period				45 days
Multiplier of preceding twelve months royalty payable paid to the Bonefish Grill founder as a royalty termination fee		5
Preceding termination		12 months
Royalty termination fee	8,500,000
Trade Names
Schedule of Finite-lived and Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)		413,000,000	413,000,000	413,000,000
Trademarks
Schedule of Finite-lived and Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, remaining amortization period			16 years
Finite-lived intangible assets, gross		87,531,000	87,831,000	87,531,000
Finite-lived intangible assets, accumulated amortization		(18,454,000)	(22,529,000)	(18,454,000)
Finite-lived intangible assets, net		69,077,000	65,302,000	69,077,000
Favorable Leases
Schedule of Finite-lived and Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, remaining amortization period			11 years
Finite-lived intangible assets, gross		99,391,000	95,514,000	99,391,000
Finite-lived intangible assets, accumulated amortization		(34,752,000)	(38,934,000)	(34,752,000)
Finite-lived intangible assets, net		64,639,000	56,580,000	64,639,000
Franchise Agreements
Schedule of Finite-lived and Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, remaining amortization period			8 years
Finite-lived intangible assets, gross		17,385,000	17,385,000	17,385,000
Finite-lived intangible assets, accumulated amortization		(6,073,000)	(7,410,000)	(6,073,000)
Finite-lived intangible assets, net		11,312,000	9,975,000	11,312,000
Other Intangible Assets
Schedule of Finite-lived and Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, remaining amortization period			4 years
Finite-lived intangible asset, useful life			5 years
Finite-lived intangible assets, gross		8,547,000	9,099,000	8,547,000
Finite-lived intangible assets, accumulated amortization		(427,000)	(2,177,000)	(427,000)
Finite-lived intangible assets, net		$ 8,120,000	$ 6,922,000	$ 8,120,000
Minimum | Favorable Leases (gross)
Schedule of Finite-lived and Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			9 months 18 days
Maximum | Favorable Leases (gross)
Schedule of Finite-lived and Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			25 years